Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Risk management
Main credit risk aggregates arising on customer business
Following are the main aggregates relating to credit risk from our activities with customers:

MAIN CREDIT RISK PERFORMANCE METRICS FROM ACTIVITY WITH CUSTOMERS*
December data
	Credit risk with customers ** (EUR million)			Credit impaired loans (EUR million)			NPL ratio (%)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Europe	636,123	606,997	605,969	19,822	20,272	21,054	3.12	3.34	3.47
Spain	221,100	221,341	213,668	12,758	13,796	14,824	5.77	6.23	6.94
UK	262,869	252,255	264,297	3,766	3,138	2,736	1.43	1.24	1.04
Portugal	41,941	40,693	37,978	1,442	1,584	1,834	3.44	3.89	4.83
Poland	33,497	31,578	33,566	1,210	1,496	1,447	3.61	4.74	4.31
North America	149,792	131,626	143,839	3,632	2,938	3,165	2.42	2.23	2.20
US	112,808	99,135	105,792	2,624	2,025	2,331	2.33	2.04	2.20
Mexico	36,984	32,476	38,047	1,009	913	834	2.73	2.81	2.19
South America	141,874	129,590	143,428	6,387	5,688	6,972	4.50	4.39	4.86
Brazil	85,702	74,712	88,893	4,182	3,429	4,727	4.88	4.59	5.32
Chile	41,479	42,826	42,000	1,838	2,051	1,947	4.43	4.79	4.64
Argentina	5,481	4,418	5,044	198	93	171	3.61	2.11	3.39
Digital Consumer Bank	117,049	116,381	117,399	2,490	2,525	2,470	2.13	2.17	2.10
Corporate Centre	6,277	4,862	5,872	903	344	138	14.38	7.08	2.34
Total Group	1,051,115	989,456	1,016,507	33,234	31,767	33,799	3.16	3.21	3.32
*Management perimeter according to the reported segments
** Includes gross lending to customers, guarantees and documentary credits.

Schedule of exposure and impairment losses by stage	In addition, depending on the transactions credit quality, the exposure is divided into three categories according to Standard & Poor's rating scale:

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2021
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	565,443	13,798	—	579,241
From BB- to CCC	237,525	56,170	—	293,695
Default	—	—	30,711	30,711
Total exposure **	802,968	69,968	30,711	903,647
Impairment losses***	4,149	5,103	12,873	22,125

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	489,518	9,124	—	498,642
From BB- to CCC	276,516	55,838	—	332,354
Default	—	—	30,436	30,436
Total exposure **	766,034	64,962	30,436	861,432
Impairment losses***	4,458	5,461	13,503	23,422

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	552,763	5,532	—	558,295
From BB- to CCC	306,880	47,365	—	354,245
Default	—	—	31,363	31,363
Total exposure **	859,643	52,897	31,363	943,903
Impairment losses***	3,980	4,311	13,276	21,567
*Detail of credit quality ratings calculated for Group management purposes.
**Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
***Includes provisions for undrawn authorized lines (loan commitments)
Schedule of changes in impairment losses on debt instruments
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2021	2020	2019
Balance at beginning of the year	2,783	2,863	2,671
Net additions (disposals)	(276)	833	177
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)*	(171)	(917)	(29)
Changes in the RV hedged with micro-hedging transactions	117	4	44
Balance at end of year	2,453	2,783	2,863
*They do not include fair value movements for currency risk hedged with hedging instruments.

Maximum exposure limits based on credit quality
Our investment strategy for sovereign risk considers country’s credit quality to set the maximum exposure limits*:

	2021	2020	2019
AAA	15%	18%	20%
AA	32%	25%	24%
A	26%	25%	18%
BBB	11%	14%	15%
Less than BBB	16%	18%	23%
*Internal ratings are applied.

Disclosure of high quality liquid assets	Below is a breakdown of the composition of the Group's liquid assets under the criteria set out in the supervisory prudential reporting (Commission Implementing Regulation (EU) 2017/2114 of 9 November 2017) for the determination of high quality liquid assets for the calculation of the LCR ratio (HQLA):

EUR million
	2021	2020
	Amount weighted applicable	Amount weighted applicable
High-quality liquid assets-HQLAs
Cash and reserves available at central banks	206,507	149,893
Marketable assets Level 1	81,925	104,270
Marketable assets Level 2A	3,422	5,272
Marketable assets Level 2B	5,446	4,200
Total high-quality liquid assets	297,300	263,635

Disclosure of liquidity coverage ratio by component
The liquidity coverage ratio, broken down by component, and the net stable funding ratio for the Group at year-end 2021 and 2020 are presented below:

EUR million
	2021	2020
High-quality liquid assets-HQLAs (numerator)	297,300	263,635
Total net cash outflows (denominator)	181,953	157,368
Cash outflows	233,294	204,813
Cash inflows	51,341	47,445
LCR ratio (%)	163%	168%
NSFR ratio (%)	126%	120%

Schedule of maturity analysis of assets and guarantees received and committed
The residual maturities of the liabilities associated with the assets and guarantees received and committed are presented below, as of 31 of December of 2021 (EUR thousand million):

Residual maturities of the liabilities	Unmatured	<=1month	>1 month <=3 months	>3 months <=12 months	>1 year <=2 years	>2 years <=3 years	3 years <=5 years	5 years <=10 years	>10 years	Total
Committed assets	39.5	32.7	8.2	29.6	106.8	37.1	80.1	20.7	10.4	365.1
Guarantees received committed	24.2	15.3	12.8	25.8	1.9	0.4	0.4	—	—	80.8

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity
The reported Group information as required by the EBA at 2021 year-end is as follows:

ON-BALANCE-SHEET ENCUMBERED ASSETS
EUR billion
	Carrying amount of encumbered assets	Fair value of encumbered assets	Fair value of non-encumbered assets	Carrying amount of non-encumbered assets
Loans and advances	262.8		984.4
Equity instruments	8.4	8.4	13.1	13.1
Debt securities	61.0	61.1	102.9	102.8
Other assets	32.9		130.3
Total assets	365.1		1,230.7

ENCUMBRANCE OF COLLATERAL RECEIVED
EUR billion
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance
Collateral received	80.8	31.5
Loans and advances	1.2	—
Equity instruments	5.4	7.0
Debt securities	74.2	24.5
Other collateral received	—	—
Own debt securities issued other than own covered bonds or ABSs	—	0.6

ENCUMBERED ASSETS AND COLLATERAL RECEIVED AND MATCHING LIABILITIES
EUR billion
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered
Total sources of encumbrance (carrying amount)	325.2	445.9

Schedule of regulatory capital	The key regulatory capital figures are indicated below:

RECONCILIATION OF ACCOUNTING CAPITAL WITH REGULATORY CAPITAL
EUR million
	2021	2020	2019
Subscribed capital	8,670	8,670	8,309
Share premium account	47,979	52,013	52,446
Reserves	56,606	62,777	56,526
Treasury shares	(894)	(69)	(31)
Attributable profit	8,124	(8,771)	6,515
Approved dividend***	(836)	—	(1,662)
Shareholders’ equity on public balance sheet	119,649	114,620	122,103
Valuation adjustments	(32,719)	(33,144)	(22,032)
Non-controlling interests	10,123	9,846	10,588
Total Equity on public balance sheet	97,053	91,322	110,659
Goodwill and intangible assets	(16,132)	(15,711)	(28,478)
Eligible preference shares and participating securities	10,050	9,102	9,039
Accrued dividend***	(895)	(478)	(1,761)
Other adjustments*	(7,624)	(5,734)	(9,923)
Tier 1**	82,452	78,501	79,536
*Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR
**    Figures calculated by applying the transitional provisions of IFRS 9.
***Assumes 20% of ordinary profit, see note 4.a for proposed distribution of results.
The following table shows the capital coefficients and a detail of the eligible internal resources of the Group:

	2021	2020	2019
Capital coefficients
Level 1 ordinary eligible capital (EUR million)	72,402	69,399	70,497
Level 1 additional eligible capital (EUR million)	10,050	9,102	9,039
Level 2 eligible capital (EUR million)	14,865	12,514	11,531
Risk-weighted assets (EUR million)	578,930	562,580	605,244
Level 1 ordinary capital coefficient (CET 1)	12.51%	12.34%	11.65%
Level 1 additional capital coefficient (AT1)	1.73%	1.61%	1.49%
Level 1 capital coefficient (TIER1)	14.24%	13.95%	13.14%
Level 2 capital coefficient (TIER 2)	2.57%	2.23%	1.91%
Total capital coefficient	16.81%	16.18%	15.05%
1. Figures calculated by applying the transitional provisions of IFRS 9

ELIGIBLE CAPITAL
EUR million
	2021	2020	2019
Eligible capital
Common Equity Tier I	72,402	69,399	70,497
Capital	8,670	8,670	8,309
(-) Treasure shares and own shares financed	(966)	(126)	(63)
Share Premium	47,979	52,013	52,446
Reserves	58,157	64,766	57,368
Other retained earnings	(34,784)	(34,937)	(22,933)
Minority interests	6,736	6,669	6,441
Profit net of dividends	6,394	(9,249)	3,092
Deductions	(19,784)	(18,407)	(34,163)
Goodwill and intangible assets	(16,064)	(15,711)	(28,478)
Others	(3,720)	(2,696)	(5,685)
Additional Tier I	10,050	9,102	9,039
Eligible instruments AT1	10,102	8,854	9,209
T1-excesses-subsidiaries	(52)	248	(170)
Residual value of dividends	—	—	—
Others	—	—	—
Tier II	14,865	12,514	11,531
Eligible instruments T2	15,424	13,351	12,360
Gen. funds and surplus loans loss prov. IRB	75	—	—
T2-excesses - subsidiaries	(634)	(837)	(829)
Others	—	—	—
Total eligible capital	97,317	91,015	91,067
Note: Banco Santander, S.A. and its affiliates had not taken part in any State aid programmes.

Schedule of leverage capital and ratios

EUR million
	2021	2020	2019
Leverage
Level 1 Capital	82,452	78,501	79,536
Exposure	1,536,516	1,471,480	1,544,614
Leverage Ratio	5.37%	5.33%	5.15%

Forborne loan portfolio
Risk management
Schedule of exposure to risk

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2021
	Total
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	32	18	15	7	2	—	4
Other financial institutions and: individual shareholder	1,002	93	720	200	102	79	30
Non-financial institutions and individual shareholder	248,375	11,548	47,865	8,915	5,517	1,206	4,367
Of which financing for constructions and property development	8,576	113	1,321	550	390	40	176
Other warehouses	3,650,507	4,491	451,930	10,771	6,063	3,615	3,860
Total	3,899,916	16,150	500,530	19,893	11,684	4,900	8,261
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Current refinancing and restructuring balances
Amounts in EUR million, except number of transactions that are in units
2021
Of which, non-performing/Doubtful
	Without real guarantee		With real guarantee
					Maximum amount of the actual collateral that can be considered		Impairment of accumulated value or accumulated losses in fair value due to credit risk
	Number of transactions	Gross amount	Number of transactions	Gross amount	Real estate guarantee	Rest of real guarantees
Credit entities	—	—	—	—	—	—	—
Public sector	7	1	14	5	2	—	4
Other financial institutions and: individual shareholder	421	51	528	67	54	7	27
Non-financial institutions and individual shareholder	116,009	4,377	32,263	5,261	3,308	424	3,891
Of which financing for constructions and property development	4,638	63	849	301	172	34	148
Other warehouses	1,839,629	1,879	162,177	3,898	2,641	434	2,382
Total	1,956,066	6,308	194,982	9,231	6,005	865	6,304
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—

Credit risk
Risk management
Disclosure of concentrations	The detail, by activity and geographical area of the Group's risk concentration at 31 December 2021 is as follows:

EUR million
	2021
	Total	Spain	Other EU countries	America	Rest of the world
Central banks and Credit institutions	327,984	93,520	59,499	81,647	93,318
Public sector	149,623	35,258	26,276	82,194	5,895
Of which:
Central government	124,807	23,188	24,525	71,639	5,455
Other central government	24,816	12,070	1,751	10,555	440
Other financial institutions (financial business activity)	120,294	14,228	40,344	35,818	29,904
Non-financial companies and individual entrepreneurs (non-financial business activity) (broken down by purpose)	415,297	121,795	86,183	141,139	66,180
Of which:
Construction and property development	21,523	3,607	3,392	7,309	7,215
Civil engineering construction	5,857	2,397	2,442	847	171
Large companies	248,955	58,030	49,343	94,496	47,086
SMEs and individual entrepreneurs	138,962	57,761	31,006	38,487	11,708
Households – other (broken down by purpose)	543,804	88,763	95,458	122,809	236,774
Of which:
Residential	353,752	63,487	35,978	40,265	214,022
Consumer loans	169,897	18,078	56,879	75,837	19,103
Other purposes	20,155	7,198	2,601	6,707	3,649
Total	1,557,002	353,564	307,760	463,607	432,071
* For the purposes of this table, the definition of risk includes the following items in the public balance sheet: 'Loans and advances to credit institutions', 'Loans and advances to Central Banks', 'Loans and advances to Customers', 'Debt Instruments', 'Equity Instruments', 'Trading Derivatives', 'Hedging derivatives', 'Investments and financial guarantees given'.
Sovereign risk
Risk management
Schedule of exposure to risk
The exposure in the table below is disclosed following the latest amendments of the regulatory reporting framework carried out by the EBA, which entered into force in 2021:

	2021					2020
	Portfolio
Country	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Non-trading financial assets mandatorily at fair value through profit or loss	Total net direct exposure	Total net direct exposure
Spain	2,574	2,805	14,178	—	19,557	24,245
Portugal	(20)	2,287	4,277	—	6,544	8,730
Italy	(73)	634	323	—	884	4,015
Greece	—	—	—	—	—	—
Ireland	—	—	9	—	9	—
Rest Eurozone	(233)	1,231	2,631	—	3,629	4,054
UK	(538)	676	228	—	366	(97)
Poland	(15)	10,819	489	—	11,293	10,947
Rest of Europe	—	77	1,291	—	1,368	1,070
US	1,050	13,803	7,616	—	22,469	15,548
Brazil	8,733	16,432	3,394	—	28,559	27,717
Mexico	2,150	10,253	1,106	—	13,509	21,029
Chile	56	1,134	4,881	—	6,071	6,955
Rest of America	94	651	680	—	1,425	958
Rest of the World	2	1,524	1,811	—	3,337	4,752
TOTAL	13,780	62,326	42,914	—	119,020	129,923

Trading market risk
Risk management
Schedule of exposure to risk	The balance sheet items in the Group’s consolidated position that are subject to market risk are shown below, distinguishing those positions for which the main risk metric is VaR from those for which risk monitoring is carried out using other metrics:

EUR million
		Main market risk metric
	Balance sheet amount	VaR	Other	Main risk factor for 'Other' balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	210,689		210,689	Interest rate
Financial assets held for trading	116,953	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,536	4,042	1,494	Interest rate, spread
Financial assets designated at fair value through profit or loss	15,957	5,489	10,468	Interest rate, spread
Financial assets designated at fair value through other comprehensive income	108,038	2,453	105,585	Interest rate, spread
Financial assets at amortized cost	1,037,898		1,037,898	Interest rate, spread
Hedging derivatives	4,761		4,761	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	410		410	Interest rate
Other assets	95,593
Total assets	1,595,835

Liabilities subject to market risk
Financial liabilities held for trading	79,469	79,469
Financial liabilities designated at fair value through profit or loss	32,733	390	32,343	Interest rate, spread
Financial liabilities at amortized cost	1,349,169		1,349,169	Interest rate, spread
Hedging derivatives	5,463		5,463	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	248		248	Interest rate
Other liabilities	31,700
Total liabilities	1,498,782
Equity	97,053

Disclosure of concentrations by risk factor
The following table displays the latest and average VaR values at 99% by risk factor over the last three years. It also shows the minimum and maximum VaR values in 2021 and 97.5% ES at the end of December 2021:

VaR STATISTICS AND EXPECTED SHORTFALL BY RISK FACTORA
EUR million. VaR at 99% and ES at 97.5% with one day time horizon
	2021					2020		2019
	VaR (99%)				ES (97.5%)	VaR		VaR
	Min	Average	Max	Latest	Latest	Average	Latest	Average	Latest
Total Trading	6.8	10.5	15.9	12.3	11.9	12.5	8.3	12.1	10.3
Diversification effect	(6.3)	(12.9)	(26.6)	(13.4)	(15.0)	(13.0)	(11.8)	(8.1)	(9.8)
Interest rate	6.0	9.6	15.3	9.1	9.4	9.2	5.4	10.0	9.2
Equities	2.2	3.5	7.7	5.1	5.1	4.4	3.1	2.9	4.8
Exchange rate	1.9	4.2	8.0	5.7	5.6	5.9	6.0	3.9	2.6
Credit spread	2.6	4.8	8.0	5.1	6.0	5.5	4.5	3.4	3.5
Commodities	0.4	1.3	3.5	0.7	0.8	0.5	1.1	0.0	0.0

Total Europe	6.1	9.3	16.1	9.9	9.7	10.5	8.0	6.3	10.1
Diversification effect	(5.2)	(9.3)	(16.9)	(12.6)	(13.1)	(10.7)	(8.9)	(6.9)	(8.4)
Interest rate	5.3	7.7	11.7	7.1	6.7	7.9	6.5	6.0	8.2
Equities	1.8	3.3	8.3	5.8	5.2	4.3	3.0	1.9	4.9
Exchange rate	1.6	2.8	5.0	4.5	4.9	3.5	2.9	1.9	1.9
Credit spread	2.6	4.8	8.0	5.1	6.0	5.5	4.5	3.4	3.5
Commodities	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Total North America	1.6	2.5	7.4	2.7	2.8	6.6	2.9	3.5	3.8
Diversification effect	0.2	(0.7)	(2.9)	(0.6)	(0.5)	(2.2)	(1.0)	(1.3)	(2.1)
Interest rate	1.3	2.5	7.0	2.7	2.7	3.4	3.3	2.6	3.4
Equities	0.0	0.1	1.5	0.0	0.0	0.3	0.1	0.2	0.1
Exchange rate	0.1	0.6	1.8	0.6	0.6	5.1	0.5	2.0	2.4

Total South America	3.3	5.9	10.5	6.3	6.4	5.6	4.5	9.5	6.0
Diversification effect	(1.2)	(4.9)	(16.0)	(5.1)	(3.8)	(3.8)	(5.4)	(2.9)	(3.7)
Interest rate	3.0	5.5	12.2	5.8	6.3	5.2	4.1	7.8	5.9
Equities	0.4	1.2	3.2	1.1	1.0	1.0	0.5	2.0	1.7
Exchange rate	0.7	2.8	7.6	3.8	2.1	2.7	4.2	2.6	2.1
Commodities	0.4	1.3	3.5	0.7	0.8	0.5	1.1	0.0	0.0
A. In South and North America, VaR levels of credit spreads and commodities are not shown separately due to their low or null materiality.

Structural risks
Risk management
Disclosure of concentrations by risk factor

STRUCTURAL VaR
EUR million. Structural VaR 99% with a temporary horizon of one day.
	2021				2020		2019
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	895.8	993.7	1,090.7	1,011.9	911.1	903.2	511.4	729.2
Diversification effect	(158.8)	(327.3)	(431.4)	(240.2)	(349.8)	(263.4)	(304.2)	(402.0)
VaR Interest Rate*	224.2	400.7	540.5	287.8	465.1	345.5	345.6	629.7
VaR Exchange Rate	521.3	600.6	655.2	655.2	499.9	502.6	308.1	331.7
VaR Equities	309.1	319.7	326.4	309.1	295.9	318.5	161.9	169.8
* Includes credit spread VaR on ALCO portfolios.

Foreclosed Properties
Risk management
Schedule of exposure to risk
The following table shows the detail of the assets foreclosed by the businesses in Spain at the end of 2021:

	2021
EUR Million	Gross carrying amount	Valuation adjustments	Of which impairment losses on assets since time of foreclosure	Net Carrying amount
Property assets arising from financing provided to construction and property development companies	6,313	3,376	2,455	2,937
Of which:
Completed buildings	1,900	799	627	1,101
Residential	470	181	143	289
Other	1,430	618	484	812
Buildings under construction	112	57	42	55
Residential	56	26	17	30
Other	56	31	25	25
Land	4,301	2,520	1,786	1,781
Developed land	1,506	805	496	701
Other land	2,795	1,715	1,290	1,080
Property assets from home purchase mortgage loans to households	838	310	211	528
Other foreclosed property assets	213	87	63	126
Total property assets	7,364	3,773	2,729	3,591

Schedule of changes in impairment losses on debt instruments	The gross movement in foreclosed properties were as follows (EUR billion):

	EUR Billion
	2021	2020	2019
Gross additions	0.4	0.5	0.7
Disposals	(1.1)	(0.9)	(2.7)
Difference	(0.7)	(0.4)	(2.0)

Real estate operations in Spain
Risk management
Schedule of exposure to risk

	2021
EUR Million	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development (including land) (business in Spain)	2,625	380	53
Of which impaired	133	22	40
Memorandum items written-off assets	650	—	—

Memorandum items: Data from the public consolidated balance sheet
2021
EUR Million	Carrying amount
Total loans and advances to customers excluding the Public sector (business in Spain) (Book value)	239,328
Total consolidated assets (Total business) (Book value)	1,595,835
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,472

Disclosure of concentrations
At year-end, the distribution of this portfolio was as follows:

2021
EUR Million	Loans: gross amount
1. Without mortgage guarantee	180
2. With mortgage guarantee	2,445
2.1 Completed buildings	1,412
2.1.1 Residential	876
2.1.2 Other	536
2.2 Buildings and other constructions under construction	969
2.2.1 Residential	907
2.2.2 Other	62
2.3 Land	64
2.3.1 Developed consolidated land	46
2.3.2 Other land	18
Total	2,625

Schedule of changes in impairment losses on debt instruments
In recent years the Group's strategy has been geared towards reducing these assets. The changes in gross property development loans to customers were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	2,871	2,939	4,812
Foreclosed assets	(1)	(6)	(29)
Reductions	(230)	(24)	(1,685)
Written-off assets	(15)	(38)	(159)
Balance at end of year	2,625	2,871	2,939

Home purchase loans
Risk management
Schedule of exposure to risk

	2021
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	62,324	1,860
Without mortgage guarantee	419	115
With mortgage guarantee	61,905	1,745

	2020
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	59,605	1,850
Without mortgage guarantee	387	75
With mortgage guarantee	59,218	1,775

	2019
EUR Million	Gross amount	Of which: impaired
Home purchase loans to families	62,236	2,649
Without mortgage guarantee	306	14
With mortgage guarantee	61,930	2,635

Spain
Risk management
Schedule of exposure and impairment losses by stage

EXPOSURE AND IMPAIRMENT LOSSES PER STAGE
EUR million
	2021
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	153,120	908	—	154,028
From BB- to CCC	33,233	14,740	—	47,973
Default	—	—	12,761	12,761
Total exposure **	186,353	15,648	12,761	214,762
Impairment losses***	422	580	5,005	6,007

EXPOSURE AND IMPAIRMENT LOSSES PER STAGE
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	146,992	1,517	—	148,509
From BB- to CCC	40,630	11,541	—	52,171
Default	—	—	13,762	13,762
Total exposure **	187,622	13,058	13,762	214,442
Impairment losses***	479	732	5,277	6,488

EXPOSURE AND IMPAIRMENT LOSSES PER STAGE
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	139,673	1,315	—	140,988
From BB- to CCC	42,603	9,115	—	51,718
Default	—	—	14,587	14,587
Total exposure **	182,276	10,430	14,587	207,293
Impairment losses***	296	503	5,195	5,994
*Detail of credit quality ratings calculated for Group management purposes.
**Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
***Includes provisions for undrawn authorized lines (loan commitments)
The real estate unit in Spain (UAI) was consolidated within Santander Spain in 2019, (this process was completed in 2020). Consequently, unlike in 2019, in 2021 and 2020 the perimeter is aligned.

Schedule of evolution projection based on main macroeconomic indicators	The projected evolution for a period of five years of the main macroeconomic indicators used by Santander Spain for estimating expected losses as of 2021, is presented below:

	2022-2026
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate	0.6%	-0.2%	-0.2%
Unemployment rate	18.3%	13.0%	11.2%
Housing price change	1.6%	2.6%	3.2%
GDP growth	1.1%	2.9%	3.7%

Schedule of weights used for current political and economic positions	As for its allocation, Santander Spain associates the Base scenario with the highest weight, while associating the lower weights to the most extreme scenarios:

	2021	2020	2019
Pessimistic scenario	30%	30%	30%
Base scenario	40%	40%	40%
Optimistic scenario 1	30%	30%	30%

Spain | Home purchase loans
Risk management
Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is as follows:

	Change in Provision
	Mortgages	Corporates	Others
GDP Growth
-100 bp	11.9%	5.4%	4.9%
100 bp	-4.9%	-2.9%	-2.7%
Housing price change
-100 bp	4.1%	3.2%	3.3%
100 bp	-2.5%	-1.7%	-1.4%

Disclosure of concentrations
Breakdown of the credit with mortgage guarantee to households for house acquisition, according to the percentage that the total risk represents on the amount of the latest available valuation (loan to value):

	2021
	Loan to value ratio
EUR Million	Less than or equal to 40%	More than 40% and less than 60%	More than 60% and less than 80%	More than 80% and less than or equal to 100%	More than 100%	Total
Gross amount	16,479	19,391	19,479	4,376	2,180	61,905
Of which impaired	187	240	349	313	656	1,745

Brazil
Risk management
Schedule of exposure and impairment losses by stage

EXPOSURE AND IMPAIRMENT LOSSES
EUR million	2021
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	46,558	575	—	47,133
From BB- to CCC	28,582	4,785	—	33,367
Default	—	—	4,182	4,182
Total exposure **	75,140	5,360	4,182	84,682
Impairment losses***	1,232	909	2,510	4,651

EXPOSURE AND IMPAIRMENT LOSSES
EUR million	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	38,686	210	—	38,896
From BB- to CCC	26,166	5,942	—	32,108
Default	—	—	3,428	3,428
Total exposure **	64,852	6,152	3,428	74,432
Impairment losses***	971	777	2,132	3,880

EXPOSURE AND IMPAIRMENT LOSSES
EUR million	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	45,765	308	—	46,073
From BB- to CCC	32,698	5,393	—	38,091
Default	—	—	4,727	4,727
Total exposure **	78,463	5,701	4,727	88,891
Impairment losses***	1,054	732	2,931	4,717
*Detail of credit quality ratings calculated for Group management purposes.
**Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
***Includes provisions for undrawn authorized lines (loan commitments).

Schedule of evolution projection based on main macroeconomic indicators	The evolution for a period of five years of the main macroeconomic indicators used to estimate the expected losses in Santander Brazil is as follows:

	2022-2026
Variables	Pessimistic scenario	Base scenario	Optimistic scenario
Interest rate (annual averaged)	13.3%	6.7%	4.8%
Unemployment rate	13.3%	12.1%	8.8%
House price change	2.6%	8.7%	13.2%
GDP growth	-1.0%	2.1%	4.5%
Burden income	38.9%	34.9%	29.2%
Each macroeconomic scenario is associated with a given weight. Regarding its assignation, Brazil links the highest weight to the base scenario whilst links the lowest weights to the most extreme scenarios:

	2021	2020	2019
Pessimistic scenario	10%	10%	10%
Base scenario	80%	80%	80%
Optimistic scenario	10%	10%	10%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios is at the end of 2021 as follows:

	Change in provision
	Consumer	Corporate	Other
GDP growth
-100 bp	0.4%	1.3%	1.9%
100 bp	-0.1%	-0.6%	-0.9%
Burden income
-100 bp	-0.3%	-0.5%	-1.3%
100 bp	0.7%	2.0%	2.9%
Interest rate (SELIC)
-100 bp	-0.1%	-0.5%	-0.8%
100 bp	0.6%	2.9%	3.6%

Santander UK
Risk management
Schedule of exposure and impairment losses by stage
In addition, the exposure is divided in three tranches of the Standard & Poor's rating scale, according to their current credit quality:

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2021
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	210,418	9,088	—	219,506
From BB- to CCC	13,063	11,601	—	24,664
Default	—	—	3,508	3,508
Total exposure **	223,481	20,689	3,508	247,678
Impairment losses***	135	372	460	967

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	184,065	2,227	—	186,292
From BB- to CCC	34,965	16,814	—	51,779
Default	—	—	3,229	3,229
Total exposure **	219,030	19,041	3,229	241,300
Impairment losses***	223	557	668	1,448

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	238,985	2,032	—	241,017
From BB- to CCC	40,281	12,543	—	52,824
Default	—	—	2,821	2,821
Total exposure **	279,266	14,575	2,821	296,662
Impairment losses***	117	470	588	1,175
*Detail of credit quality ratings calculated for Group management purposes.
**Total exposure includes loan balances (drawn amounts) and off balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
***Includes provisions for undrawn authorized lines (loan commitments)
Schedule of evolution projection based on main macroeconomic indicators	The evolution forecasted in 2021 for the next five years of the main macroeconomic indicators used by Santander UK to estimate expected losses is presented below:

	2022 - 2026
Variables	Pessimistic scenario 3	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario 1
Interest rate	-0.1%	2.0%	0.8%	0.7%	1.1%
Unemployment rate	8.4%	6.4%	5.1%	4.4%	4.0%
Housing price change	-5.0%	-3.0%	-1.5%	2.2%	1.5%
GDP growth	—	1.0%	1.3%	2.2%	2.6%

Schedule of weights used for current political and economic positions	In addition, at 31 December 2021, the weights used by Santander UK reflect the future prospects of the British economy in relation to its current political and economic position so that higher weights are assigned for negative scenarios:

	2021	2020	2019
Pessimistic scenario 3	5%	10%	—
Pessimistic scenario 2	20%	25%	15%
Pessimistic scenario 1	25%	15%	30%
Base scenario	45%	45%	40%
Optimistic scenario 1	5%	5%	10%
Optimistic scenario 2	—	—	5%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios, as of December 2021, is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	19.1%	5.7%
100 bp	-6.7%	-1.0%
Housing price change
-100 bp	4.0%	3.1%
100 bp	-3.7%	-0.6%
Unemployment rate
-100 bp	-9.6%	-0.4%
100 bp	21.0%	0.4%

Santander Bank N.A.
Risk management
Schedule of exposure and impairment losses by stage
The detail of Santander Bank, National Association exposure and impairment losses associated with each of the stages at 31 December, 2021, 2020 and 2019, is shown below. In addition, the exposure is divided in three tranches of the Standard & Poor's rating scale, according to their current credit quality:

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2021
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	38,191	1,157	—	39,348
From BB- to CCC	12,212	3,117	—	15,329
Default	—	—	477	477
Total exposure **	50,403	4,274	477	55,154
Impairment losses***	263	314	45	622

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	18,105	1,778	—	19,883
From BB- to CCC	24,380	2,977	—	27,357
Default	—	—	403	403
Total exposure **	42,485	4,755	403	47,643
Impairment losses***	344	316	42	702

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	27,078	763	—	27,841
From BB- to CCC	32,273	3,964	—	36,237
Default	—	—	419	419
Total exposure **	59,351	4,727	419	64,497
Impairment losses***	265	208	71	544
*Detail of credit quality ratings calculated for Group management purposes.
**Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
***Includes provisions for undrawn authorized lines (loan commitments).
Schedule of evolution projection based on main macroeconomic indicators

	2022 - 2026
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	0.2%	1.2%	1.3%	1.7%
Unemployment rate	6.6%	4.6%	3.8%	3.3%
House price change	1.2%	1.7%	2.3%	2.8%
GDP growth	2.3%	2.8%	2.7%	3.3%

Schedule of weights used for current political and economic positions	As for its allocation, Santander Bank, National Association associates the highest weighting to the Base scenario, while associates the lowest weightings to the most extreme scenarios:

	2021	2020	2019
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios as of 2021 is as follows:

	Change in Provision
	Mortgages	Corporates
GDP Growth
-100 bp	2.0%	7.4%
100 bp	-1.4%	-4.6%
Housing price change
-100 bp	3.7%	12.4%
100 bp	-2.0%	-6.3%
Unemployment rate
-100 bp	-5.5%	-15.1%
100 bp	6.6%	22.8%

Santander Consumer USA
Risk management
Schedule of exposure and impairment losses by stage

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2021
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	1,218	39	—	1,257
From BB- to CCC	18,876	7,861	—	26,737
Default	—	—	1,658	1,658
Total exposure **	20,094	7,900	1,658	29,652
Impairment losses***	524	1,741	572	2,837

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2020
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	1,689	12	—	1,701
From BB- to CCC	21,491	4,831	—	26,322
Default	—	—	1,019	1,019
Total exposure **	23,180	4,843	1,019	29,042
Impairment losses***	911	1,820	726	3,457

EXPOSURE AND IMPAIRMENT LOSSES BY STAGE
EUR million
	2019
Credit quality *	Stage 1	Stage 2	Stage 3	Total
From AAA to BB	1,029	14	—	1,043
From BB- to CCC	20,083	6,277	—	26,360
Default	—	—	1,600	1,600
Total exposure **	21,112	6,291	1,600	29,003
Impairment losses***	859	1,503	731	3,093
*Detail of credit quality ratings calculated for Group management purposes.
**Total exposure includes loan balances (drawn amounts) and off-balance (letters of credit + guarantees) and excludes REPOs, FV portfolio, trading portfolio and undrawn commitments.
***Includes provisions for undrawn authorized lines (loan commitments).

Schedule of evolution projection based on main macroeconomic indicators
The evolution forecasted in 2021 for a period of five years of the main macroeconomic indicators used by in Santander Consumer USA Holdings Inc in the estimation of expected losses is shown below:

	2022 - 2026
Variables	Pessimistic scenario 2	Pessimistic scenario 1	Base scenario	Optimistic scenario
Interest rate (annual averaged)	0.2%	1.2%	1.3%	1.7%
Unemployment rate	6.6%	4.6%	3.8%	3.3%
House price change	1.2%	1.7%	2.3%	2.8%
GDP growth	2.3%	2.8%	2.7%	3.3%
ManheimA index	-2.3%	-1.9%	-1.9%	-1.8%
A. US used vehicle price car index.

Schedule of weights used for current political and economic positions
Each of the macroeconomic scenarios is associated with a given weight. Santander Consumer USA Inc. associates the highest weighting to the Base scenario, whereas it associates the lowest weightings to the most extreme or acid scenarios:

	2021	2020	2019
Pessimistic scenario 2	18%	18%	18%
Pessimistic scenario 1	20%	20%	20%
Base scenario	33%	33%	33%
Optimistic scenario	30%	30%	30%

Sensitivity analysis
The sensitivity analysis of the main portfolios expected loss to variations of +/-100 bp for the macroeconomic variables used in the construction of the scenarios at the end of 2021 is as follows:

Change in provision
SC Auto
Manheim index
-100 bp	1.1%
100 bp	-0.7%
Unemployment Rate
-100 bp	-4.0%
100 bp	4.6%
House Price Change
-100 bp	2.6%
100 bp	-1.5%
GDP growth
-100 bp	1.8%
100 bp	-1.2%